Property, Plant and Equipment with Corresponding Depreciation Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Public Utility, Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,115.5	$ 1,098.1	$ 1,149.3
Construction in Progress, Gross	164.4	230.8
Total property, plant and equipment in service	$ 3,497.3	$ 3,063.2
Total property, plant and equipment in service, Composite Rate	2.40%	2.60%
Property Plant And Equipment, Net of Depreciation	$ 2,381.8	$ 1,965.1
Carrying Value	2,546.2	2,195.9	$ 2,736.9
Regulated Operation [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Transmission	899.1	648.0
Distribution	2,453.9	2,283.4
General	32.3	32.2
Non-depreciable	$ 112.0	$ 99.6
Transmission, Composite Rate	1.70%	2.00%
Distribution, Composite Rate	2.80%	2.90%
General, Composite Rate	3.40%	3.50%